Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid professional service fees	$ 329,694	$ 66,421
Other receivables	29,147
Other	33,170	18,009
Prepaid expenses and other current assets	$ 392,011	$ 84,430